Borrowings - Schedule of Borrowings at Amortized Cost (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Borrowings at amortized cost 1
Syndicated term loans	[1]	$ 54,940	$ 64,275
Other term loan	[1]	63,352	80,717
Lease liabilities	[1]	30,318	35,247
Factoring obligations	[1]	4,277	4,111
Bank overdrafts	[1]	79	153
Senior Notes	[1]	115,000	115,000
Total borrowings	[1]	267,966	299,503
Current	[1]	226,559	268,389
Non- Current	[1]	$ 41,407	$ 31,114

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receiables,net.